Inventories, net	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories, net [Abstract]
Disclosure of inventories [text block]
8.	Inventories, net

The balance of inventories, net of allowance for losses, as of December 31, 2017 and 2016 is as follows:

	2017	2016
Crude oil	1,836,363	1,557,267
Fuels and petrochemicals	1,481,777	1,270,870
Materials for the production of goods	1,283,256	1,013,764
	4,601,396	3,841,901

The following is the changes of the allowance for losses, for the years ended December 31, 2017 and 2016:

	2017	2016
Opening balance	265,435	198,539
Additions	9,134	41,957
Foreign currency translation	(4,266)	50,053
Uses	(75,796)	(25,114)
Closing balance	194,507	265,435